Intangible assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets:
Goodwill	$ 6,750,107	$ 3,707,650
Achieve TMS CGU
Intangible assets:
Perpetuity growth rate	2.00%
Weighted average cost of capital discount rate	11.10%
Impairment charges on intangible assets	$ 0	$ 0	$ 0
Achieve TMS East/Central CGU
Intangible assets:
Goodwill	3,042,457
Achieve TMS West CGU
Intangible assets:
Goodwill	3,707,650
Greenbrook CGU
Intangible assets:
Goodwill	$ 0
Budgeted revenue growth rate	10.00%
EBITDA margin	15.00%